ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Specificity, Inc. (hereinafter referred to as the “Company”) was incorporated in the State of Nevada on November 25, 2020 (“Inception”). The Company’s principal headquarters is located at 8429 Lorraine Rd., Suite 377, Lakewood Ranch, FL 34202.

The Company is a full service digital marketing firm that delivers cutting-edge marketing solutions to identify and market in real-time to potential customers who are actively in the buying cycle. The Company’s digital marketing solutions focus on Business to Business (“B2B”) and Business to Consumer (“B2C”) consumer markets and give small and medium sized businesses a fair chance to capture online traffic. The Company’s underlying technology solution utilizes BiToS and Mobile Advertising Identifiers (MAIDs) to build audiences, effectively eliminating bot traffic and ad waste and produces real-time messaging opportunities to reach target audiences more efficiently than broad based market messaging platforms. The Company also implements intuitive ad sequencing, audience ID technology, Artificial Intelligence (“AI”) integration, saturation modeling, conversion funneling, Customer Relationship Management (“CRM”) integration, traffic resolution, and comprehensive analytics reporting.

The Company’s digital marketing capabilities were acquired through organic development in-house and through its efforts as a tech incubator and early adopter of innovative marketing tools. The Company principally generates revenue from its primary digital marketing solution; however, it has three other digital marketing solutions for which development is in varying stages of completion and/or waiting to be deployed to the marketplace. Refer to Note 3 – Revenue from Contracts with Customers for additional discussion about our digital marketing solution offerings.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Business Overview

Specificity, Inc. (hereinafter referred to as the “Company”) was incorporated in the State of Nevada on November 25, 2020 (“Inception”). The Company’s principal headquarters is located at 8429 Lorraine Rd., Suite 377, Lakewood Ranch, FL 34202.

The Company is a full service digital marketing firm that delivers cutting-edge marketing solutions to identify and market in real-time to potential customers who are actively in the buying cycle. The Company’s digital marketing solutions focus on Business to Business (“B2B”) and Business to Consumer (“B2C”) consumer markets and give small and medium sized businesses a fair chance to capture online traffic. The Company’s underlying technology solution utilizes BiToS and Mobile Advertising Identifiers (MAIDs) to build audiences, effectively eliminating bot traffic and ad waste and produces real-time messaging opportunities to reach target audiences more efficiently than broad based market messaging platforms. The Company also implements intuitive ad sequencing, audience ID technology, Artificial Intelligence (“AI”) integration, saturation modeling, conversion funneling, Customer Relationship Management (“CRM”) integration, traffic resolution, and comprehensive analytics reporting.

The Company’s digital marketing capabilities were acquired through organic development in-house and through its efforts as a tech incubator and early adopter of innovative marketing tools. The Company principally generates revenue from its primary digital marketing solution; however, it has three other digital marketing solutions for which development is in varying stages of completion and/or waiting to be deployed to the marketplace. Refer to Note 4 – Revenue from Contracts with Customers for additional discussion about our digital marketing solution offerings.